UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5724

                       Oppenheimer Strategic Income Fund
                       ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.7%
--------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 3.32%, 4/20/08 1,2                                   $      1,390,000   $    1,387,915
--------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                       1,644,491        1,641,680
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                       5,750,000        5,748,201
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                        4,660,000        4,616,752
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                       2,730,000        2,730,845
--------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                     1,935,303        1,924,128
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                     1,595,787        1,592,817
Series 2005-C, Cl. AF1, 4.196%, 6/25/35 1                                    4,060,000        4,057,463
--------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                         292,676          292,170
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                       805,905          802,851
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                      2,630,000        2,617,196
--------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                          797,535          799,566
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                       4,710,000        4,701,993
--------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                          4,080,000        4,059,026
--------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                            256,516          256,178
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                       4,345,000        4,417,067
--------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2003-3, Cl. AF1, 3.434%,
8/25/33 2                                                                      294,241          294,425
--------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1        14,441,000       14,908,747
--------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2005-7, Cl. AF1B, 4.317%, 6/1/35           4,130,000        4,129,587
--------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                           604,586          604,996
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                       1,669,131        1,665,937
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                         6,798,845        6,775,614
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                       5,760,000        5,745,359
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                        4,800,000        4,799,970
--------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11 1,3,4                                                       15,000,000            1,500
--------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series
2001-2, Cl. C, 4.405%, 11/11/09 1                                            3,083,887          541,608
--------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25 1,3,4                                    2,275,079           17,063
--------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                         930,000          923,234


1               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                $      4,664,031   $    4,651,133
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                       3,460,000        3,439,602
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                        4,800,000        4,799,082
--------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                             5,776,000          981,920
--------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 1           4,814,000        3,993,126
--------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31            5,214,000        1,484,263
--------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        1,939,600        1,934,346
--------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                          781,758          781,611
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                      2,330,000        2,324,337
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                       4,200,000        4,200,000
--------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1,
Cl. A3, 2.49%, 10/22/07                                                        554,475          554,312
--------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 0.056%, 3/24/14 1,2                                                  3,119,039           31,190
--------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                           1,059,009        1,057,519
--------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                                   4,420,411        1,193,511
--------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                               3,431,506        3,421,322
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                         371,151          371,497
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        1,318,506        1,316,066
--------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                        3,398,063        3,407,862
--------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%, 11/25/34 1,2                                    754,945          755,479
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                   1,550,000        1,536,360
Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                        940,000          932,978
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                    1,600,000        1,601,580
--------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                               3,440,000        3,449,151
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations, Pass-Through Certificates, Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                                               8,349,171        8,393,308
--------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        1,660,901        1,659,873
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                        2,801,852        2,794,953
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                        3,610,000        3,599,352
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                        4,481,680        4,467,028
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                        4,040,000        4,034,577


2               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                        $      2,965,242   $    2,955,555
--------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                      5,522,079        5,480,247
--------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                        1,664,068        1,671,053
--------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                       1,574,156        1,563,699
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                       4,232,490        4,214,700
                                                                                         ---------------
Total Asset-Backed Securities (Cost $204,373,074)                                           171,106,480

--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--15.2%
--------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                     4,814,000        5,130,476
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                    19,255,000       20,493,372
Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                      9,507,000       10,865,565
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                     5,977,165        6,215,944
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                      3,524,000        3,537,739
Series 2005-2, Cl. A4, 4.783%, 7/10/42                                       5,850,000        5,950,547
Series 2005-3, Cl. A2, 4.501%, 7/10/43 6                                     4,850,000        4,880,313
--------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                       5,271,312        5,344,982
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       4,731,574        4,851,345
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      2,250,468        2,250,452
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                      286,914          286,803
Series 2005-E, Cl. 2A2, 4.994%, 6/25/35                                      1,590,460        1,591,379
--------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                       1,970,000        2,025,122
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations:
Series 2004-J9, Cl. 1A1, 3.494%, 10/25/34 2                                  3,298,541        3,301,964
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                     10,182,796       10,405,544
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                      2,588,935        2,665,239
--------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 4.761%, 10/15/30 1,2                                    36,400,000       10,920,000
--------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44               3,486,800        3,684,021
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                          54,080,261       55,553,315
6.50%, 4/1/18-8/1/32                                                         9,048,063        9,401,412
7%, 3/1/31-10/1/31                                                           6,918,274        7,286,613
7.50%, 2/1/32                                                                2,116,478        2,266,906
8.50%, 8/1/31                                                                1,584,795        1,727,953
10%, 4/1/20-5/1/20                                                             281,797          319,326
10.50%, 5/1/20                                                                 450,752          516,570
11.50%, 10/1/16                                                                376,246          415,507
12%, 6/1/17                                                                    964,666        1,071,504
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                             630,290          631,912
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          2,672,241        2,775,072


3               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Series 2080, Cl. Z, 6.50%, 8/15/28                                    $      1,722,146   $    1,783,730
Series 2387, Cl. PD, 6%, 4/15/30                                             3,090,764        3,121,432
Series 2410, Cl. NE, 6.50%, 9/15/30                                          2,633,334        2,645,266
Series 2423, Cl. PD, 6.50%, 11/15/30                                           811,873          811,757
Series 2430, Cl. GD, 6.50%, 11/15/30                                           159,537          159,441
Series 2430, Cl. ND, 6.50%, 1/15/31                                          2,600,045        2,605,499
Series 2456, Cl. BD, 6%, 3/15/30                                             1,694,282        1,705,284
Series 2498, Cl. PC, 5.50%, 10/15/14                                           286,239          287,235
Series 2500, Cl. FD, 3.72%, 3/15/32 2                                        1,276,467        1,280,870
Series 2526, Cl. FE, 3.62%, 6/15/29 2                                        1,460,191        1,464,967
Series 2550, Cl. QK, 4.50%, 4/15/22                                            444,211          444,176
Series 2551, Cl. FD, 3.62%, 1/15/33 2                                        1,163,303        1,172,294
Series 2583, Cl. KA, 5.50%, 3/15/22                                          5,534,305        5,571,243
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 2.35%, 7/1/26 5                                           4,604,298          825,731
Series 183, Cl. IO, (1.26)%, 4/1/27 5                                        1,988,123          358,502
Series 192, Cl. IO, 3.86%, 2/1/28 5                                            805,464          136,780
Series 200, Cl. IO, 2.86%, 1/1/29 5                                            963,869          166,477
Series 203, Cl. IO, (6.57)%, 6/1/29 5                                        3,660,052          636,831
Series 204, Cl. IO, (15.29)%, 5/1/29 5                                         300,256           47,884
Series 205, Cl. IO, 1.72%, 9/1/29 5                                          5,258,903          918,688
Series 206, Cl. IO, (21.27)%, 12/1/29 5                                      1,730,509          343,326
Series 207, Cl. IO, (26.75)%, 4/1/30 5                                       1,902,990          336,551
Series 208, Cl. IO, (10.78)%, 6/1/30 5                                       3,096,229          539,440
Series 212, Cl. IO, (24.11)%, 5/1/31 5                                       2,409,667          383,676
Series 214, Cl. IO, (25.75)%, 6/1/31 5                                       1,739,342          280,648
Series 2074, Cl. S, 1.51%, 7/17/28 5                                         1,031,956          126,212
Series 2079, Cl. S, (1.05)%, 7/17/28 5                                       1,628,770          204,242
Series 2526, Cl. SE, 9.30%, 6/15/29 5                                        2,654,755          199,105
Series 2819, Cl. S, 4.39%, 6/15/34 5                                        25,469,250        2,395,638
Series 2920, Cl. S, 15.49%, 1/15/35 5                                       14,773,964          884,380
Series 3000, Cl. SE, 0%, 7/15/25 5,6                                        15,780,000          724,894
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 6                                                            49,919,000       49,700,604
5%, 2/1/18-6/1/18                                                           11,544,297       11,688,258
5%, 7/1/20-8/11/35 6                                                        76,153,000       76,294,261
5.50%, 3/1/33-11/1/34                                                       47,846,414       48,561,051
5.50%, 7/17/20-7/1/35 6                                                     70,836,000       72,117,009
6%, 6/1/16-7/1/35 6                                                         55,263,361       57,083,836
6.50%, 12/1/28-11/1/31                                                      13,223,313       13,745,958
6.50%, 7/1/35 6                                                            157,304,000      162,809,640
7%, 11/1/17                                                                  6,129,483        6,425,609
7.50%, 2/1/27                                                                1,551,393        1,662,540
8.50%, 7/1/32                                                                  242,181          263,271
9.50%, 4/1/20-3/15/21                                                          230,978          256,225
10.50%, 10/1/19                                                                 78,806           90,291
11%, 10/15/15-2/1/26                                                           613,015          687,478
15%, 4/15/13                                                                   537,585          622,071


4               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor, Trust, Commercial Mtg.
Obligations, Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T10, Cl. IO, 12.20%, 12/25/31 1,5                                $    277,351,182   $    6,053,106
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, (5.56)%, 11/25/40 5                                  30,727,543          830,719
Trust 2001-T4, Cl. IO, 8.94%, 7/25/41 1,5                                   51,711,004        1,773,724
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                       4,398,387        4,616,343
Trust 1998-63, Cl. PG, 6%, 3/25/27                                             716,484          717,102
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           1,541,202        1,554,075
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           1,596,754        1,619,921
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           1,199,400        1,208,604
Trust 2001-74, Cl. PD, 6%, 5/25/30                                             509,716          513,826
Trust 2002-77, Cl. WF, 3.66%, 12/18/32 2                                     1,740,311        1,751,947
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        1,482,171        1,481,209
Trust 2003-10, Cl. HP, 5%, 2/25/18                                           6,060,000        6,194,950
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                        4,556,000        4,759,363
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                       11,845,000       12,360,249
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                        5,467,000        5,771,067
Trust 2003-81, Cl. PA, 5%, 2/25/12                                             205,880          205,547
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          3,993,000        4,086,103
Trust 2005-71, Cl. DB, 4.50%, 7/25/05 6                                      3,510,000        3,404,700
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 3.98%, 4/25/32 5                                      1,419,703          134,617
Trust 2002-38, Cl. SO, 5.03%, 4/25/32 5                                      1,180,199           84,532
Trust 2002-39, Cl. SD, (1.18)%, 3/18/32 5                                    2,145,033          231,579
Trust 2002-48, Cl. S, 3.27%, 7/25/32 5                                       2,284,021          224,755
Trust 2002-52, Cl. SL, 3.22%, 9/25/32 5                                      1,414,408          141,080
Trust 2002-53, Cl. SK, (0.90)%, 4/25/32 5                                    1,337,481          149,261
Trust 2002-56, Cl. SN, 5.22%, 7/25/32 5                                      3,131,052          310,873
Trust 2002-77, Cl. IS, 4.04%, 12/18/32 5                                     2,010,709          224,211
Trust 2005-71, Cl. SA, 7/25/25 5,6                                          10,110,000          616,078
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 0.35%, 5/1/23 5                                            1,695,693          314,589
Trust 240, Cl. 2, 7.11%, 9/1/23 5                                            2,596,985          468,589
Trust 301, Cl. 2, (5.63)%, 4/1/29 5                                          2,754,933          471,147
Trust 303, Cl. IO, 2.95%, 11/1/29 5                                          1,788,187          330,388
Trust 313, Cl. 2, (28.56)%, 7/1/31 5                                         8,392,530        1,493,524
Trust 321, Cl. 2, (5.70)%, 3/1/32 5                                         14,325,586        2,604,216
Trust 324, Cl. 2, (9.35)%, 6/1/32 5                                          9,775,694        1,728,488
Trust 333, Cl. 2, (1.95)%, 3/1/33 5                                          6,440,276        1,156,542
Trust 338, Cl. 2, (2.85)%, 6/1/33 5                                          5,304,912          953,473
Trust 2001-81, Cl. S, 5.12%, 1/25/32 5                                       2,064,266          211,829
Trust 2002-9, Cl. MS, 2.81%, 3/25/32 5                                       2,671,041          283,729


5               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Trust 2002-65, Cl. SC, 8.58%, 6/25/26 5                               $      4,289,214   $      401,230
Trust 2002-77, Cl. SH, 9.71%, 12/18/32 5                                     2,416,705          258,165
Trust 2003-4, Cl. S, 18.48%, 2/25/33 5                                       4,200,389          413,187
Trust 2005-40, Cl. SA, 18.08%, 5/25/35 5                                    24,571,943        1,508,612
Trust 2005-40, Cl. SB, 27.13%, 5/25/35 5                                     9,747,431          652,844
--------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.702%, 4/29/39 1,2                   8,183,001        8,255,879
--------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      2,914,070        3,071,154
--------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                      1,540,000        1,552,732
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                        2,320,000        2,337,561
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29           2,031,183        2,122,267
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 1/15/28-1/20/30                                                          4,081,521        4,322,879
8%, 1/15/28-9/15/28                                                          2,284,000        2,470,759
12.50%, 12/15/13-11/15/15                                                    2,453,188        2,769,344
13%, 10/15/15                                                                3,736,634        4,244,700
13.50%, 6/15/15                                                              4,836,996        5,531,582
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 1.68%, 3/16/28 5                                      1,989,802          225,995
Series 1998-19, Cl. SB, 0.29%, 7/16/28 5                                     3,272,865          405,095
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42          3,100,000        3,101,014
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.495%, 12/25/34 1,2                                         4,575,838        4,564,920
--------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                      1,170,000        1,180,668
--------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                        10,301,000       11,607,298
--------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                         8,115,000        9,090,621
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25                         9,627,000       11,014,850
--------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                         634,087          551,482
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                            6,979,996        7,126,902
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl. D, 7.72%, 6/15/21 2                        1,010,600        1,013,253
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.345%, 2/15/28 2,7                                  12,862,980       12,925,517
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                     13,823,000        9,775,530
--------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        3,341,000        3,548,154


6               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                       $      9,627,000   $   10,553,122
--------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real
Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 1,3,4                                           624,465               --
Series 1992-2, Cl. B3, 10.87%, 4/15/09 1,2                                     960,610           72,046
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Collateralized
Mtg. Obligations:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                           896,876          917,249
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                    1,240,876        1,290,251
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.42%,
1/20/28 1,2                                                                  9,632,000        7,898,240
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                            2,407,000        2,445,508
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%, 6/25/31              345,104          344,486
--------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, (3.97)%, 9/15/22 5                                   24,214,558          646,287
Series 1995-2B, Cl. 2IO, (0.13)%, 6/15/25 5                                  1,822,663           46,886
Series 1995-3, Cl. 1IO, (23.13)%, 9/15/25 5                                 58,195,432          619,822
--------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                     4,580,000        4,595,317
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                     5,550,000        5,654,064
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.69%, 5/25/35 2         6,025,882        6,043,142
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2A1, 4.54%, 1/25/35 2                                    3,809,499        3,810,556
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                    3,833,148        3,837,613
Series 2004-W, Cl. A2, 4.611%, 11/25/34 2                                    2,132,280        2,128,541
                                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $968,199,564)                                       958,920,577

--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.7%
--------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9,10                               56,845,000       52,063,142
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                 10,869,000       13,802,949
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06 10            78,600,000       78,469,445
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/08                                                                 15,044,000       15,912,671
6.625%, 9/15/09 10,11                                                       79,906,000       88,134,320
7.25%, 5/15/30 10                                                            6,436,000        8,964,943
--------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 6.14%, 1/15/21 8,10                        50,505,000       25,255,732
--------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                               3,830,000        3,852,153
Series A, 6.79%, 5/23/12                                                    76,141,000       88,273,383
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 2.80%, 8/4/05 10                                       93,505,000       93,259,815
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.25%, 5/15/16 10                                                            2,734,000        3,501,765


7               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
STRIPS, 4.94%, 2/15/16 8,10,11                                        $     23,586,000   $   15,278,138
                                                                                         ---------------
Total U.S. Government Obligations (Cost $477,246,969)                                       486,768,456

--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--30.8%
--------------------------------------------------------------------------------------------------------
ARGENTINA--1.3%
Argentina (Republic of) Bonds:
3.01%, 8/3/12 2                                                             49,824,000       44,436,929
Series PRE8, 2%, 1/3/10 1,3,4 [ARP]                                         18,754,000       10,830,861
Series PR12, 2%, 1/3/16 1,3,4 [ARP]                                         12,712,891        6,677,434
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 1 [ARP]        28,215,019       10,049,386
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 1,3,4 [ARP]                                        688,051          291,582
--------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 1 [ARP]                         17,948,160        8,024,981
                                                                                         ---------------
                                                                                             80,311,173

--------------------------------------------------------------------------------------------------------
AUSTRALIA--1.0%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]        81,258,000       63,624,154
--------------------------------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                           34,899,000       58,899,506
--------------------------------------------------------------------------------------------------------
BELGIUM--0.3%
Belgium (Kingdom of) Bonds:
Series 26, 6.25%, 3/28/07 [EUR]                                              5,030,000        6,522,553
Series 28, 5.75%, 3/28/08 [EUR]                                              8,453,000       11,197,151
                                                                                         ---------------
                                                                                             17,719,704

--------------------------------------------------------------------------------------------------------
BRAZIL--1.1%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                               31,180,000       32,271,300
Series 15 yr., 4.313%, 4/15/09 2                                               110,596          110,043
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20
yr., 8%, 4/15/14                                                            28,840,275       29,543,256
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40               5,461,200        6,576,650
                                                                                         ---------------
                                                                                             68,501,249

--------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                               6,802,000        8,579,023
8.25%, 1/15/15 7                                                             6,802,000        8,579,023
                                                                                         ---------------
                                                                                             17,158,046

--------------------------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                              16,430,000       14,631,376
--------------------------------------------------------------------------------------------------------
COLOMBIA--0.7%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                       29,103,000,000       13,116,387
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                       22,795,300,000       10,396,804
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                  5,040,000        5,128,200
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]           10,686,000       15,337,024
                                                                                         ---------------
                                                                                             43,978,415


8               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REGS, 9.04%, 1/23/18                                           $      4,085,000   $    4,284,144
Series REGS, 9.50%, 9/27/11                                                  3,500,000        3,771,250
                                                                                         ---------------
                                                                                              8,055,394

--------------------------------------------------------------------------------------------------------
ECUADOR--0.0%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 2                            3,168,000        2,674,980
--------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 7                           4,592,000        4,982,320
--------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]           2,879,000        3,510,510
--------------------------------------------------------------------------------------------------------
FRANCE--2.2%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                       10,787,000       14,058,058
5.50%, 10/25/10 [EUR]                                                        4,968,000        6,875,384
5.75%, 10/25/32 [EUR]                                                       24,497,000       40,221,694
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 5%, 7/12/05 [EUR]                                                    41,012,000       49,674,081
5 yr., 5%, 1/12/06 [EUR]                                                    19,570,000       24,053,025
5 yr., 4.75%, 7/12/07 [EUR]                                                    795,000        1,013,973
                                                                                         ---------------
                                                                                            135,896,215

--------------------------------------------------------------------------------------------------------
GERMANY--2.7%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                                          5,720,000        7,855,430
5.375%, 1/4/10 [EUR]                                                         3,762,000        5,111,210
Series 02, 5%, 7/4/12 [EUR]                                                 12,657,000       17,404,639
Series 03, 3.75% 7/4/13 [EUR]                                               67,140,000       85,807,965
Series 140, 4.50%, 8/17/07 [EUR]                                             3,283,000        4,173,574
Series 143, 3.50%, 10/10/08 [EUR]                                           40,016,000       50,369,148
                                                                                         ---------------
                                                                                            170,721,966

--------------------------------------------------------------------------------------------------------
GREECE--0.7%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                        11,298,000       14,138,702
4.60%, 5/20/13 [EUR]                                                         2,619,000        3,496,575
--------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                 22,379,000       28,299,277
                                                                                         ---------------
                                                                                             45,934,554

--------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                            2,802,000        3,390,420
10.25%, 11/8/11                                                              1,150,000        1,391,500
                                                                                         ---------------
                                                                                              4,781,920

--------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]        1,468,430,000        7,223,768
--------------------------------------------------------------------------------------------------------
ISRAEL--0.6%
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23             10,975,000       12,332,608
--------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                  96,840,000       23,190,618
                                                                                         ---------------
                                                                                             35,523,226


9               |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
ITALY--1.0%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                            10,686,000   $   13,455,458
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                             18,703,000       24,059,454
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                          20,376,000       25,006,550
                                                                                         ---------------
                                                                                             62,521,462

--------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
2.493%, 3/29/18 1,3,4                                                           87,000           16,421
--------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds, 3/29/18
1,3,4 [FRF]                                                                 90,454,126        2,962,051
                                                                                         ---------------
                                                                                              2,978,472

--------------------------------------------------------------------------------------------------------
JAPAN--2.7%
Japan (Government of) Bonds:
5 yr., Series 14, 0.40%, 6/20/06 [JPY]                                  10,679,700,000       96,654,607
10 yr., Series 239, 1.40%, 6/20/12 [JPY]                                 8,165,000,000       77,112,907
                                                                                         ---------------
                                                                                            173,767,514

--------------------------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia (State of) Bonds, Series P3, 1%, 7/31/12
2 [MYR]                                                                     54,608,000       15,196,832
--------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]           25,465,000        6,971,379
                                                                                         ---------------
                                                                                             22,168,211

--------------------------------------------------------------------------------------------------------
MEXICO--1.4%
Mexican Williams Sr. Nts., 4.24%, 11/15/08 1,2                               1,500,000        1,565,625
--------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                               10,152,000       11,674,800
8.30%, 8/15/31                                                               5,979,000        7,458,803
Series MI10, 8%, 12/19/13 [MXN]                                            133,391,000       11,423,707
Series M20, 8%, 12/7/23 2 [MXN]                                            196,136,200       15,540,499
Series MI10, 9.50%, 12/18/14 2 [MXN]                                        88,263,400        8,258,463
Series M10, 10.50%, 7/14/11 2 [MXN]                                        125,560,000       12,600,045
--------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Series BI, 10.32%, 10/13/05
8 [MXN]                                                                     58,730,000        5,320,818
--------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6BR, 6.75%,
6/6/06 [JPY]                                                             1,408,000,000       13,433,826
                                                                                         ---------------
                                                                                             87,276,586

--------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                        18,953,000       13,744,641
--------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20               3,445,000        3,419,163
--------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                       2,919,560        2,451,096
                                                                                         ---------------
                                                                                              5,870,259

--------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                                              6,364,000        7,111,770
9.375%, 1/16/23                                                             17,502,000       21,702,480
9.375%, 4/1/29                                                               5,245,000        6,516,913
                                                                                         ---------------
                                                                                             35,331,163


10              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
PERU--1.1%
Peru (Republic of) Bonds:
8.375%, 5/3/16                                                        $      3,080,000   $    3,472,700
9.91%, 5/5/15 [PEN]                                                         51,687,000       17,534,817
Series 2, 9%, 1/31/12 [PEN]                                                  9,180,000        3,033,195
Series 8-1, 12.25%, 8/10/11 [PEN]                                           10,125,000        3,845,851
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                               52,742,390       33,923,378
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                      7,395,000        8,374,838
                                                                                         ---------------
                                                                                             70,184,779

--------------------------------------------------------------------------------------------------------
PHILIPPINES--0.9%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                              6,243,000        6,488,818
9.375%, 1/18/17                                                              4,063,000        4,367,725
9.50%, 2/2/30                                                               27,555,000       28,188,765
10.625%, 3/16/25                                                             7,773,000        8,734,909
Series 5-56, 12.375%, 10/28/09 [PHP]                                        81,290,000        1,521,939
Series 5-57, 11.50%, 1/27/10 [PHP]                                         276,370,000        5,088,309
                                                                                         ---------------
                                                                                             54,390,465

--------------------------------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                           35,620,000       10,709,411
Series WS0922, 5.75%, 9/23/22 [PLZ]                                          8,180,000        2,730,488
Series DS0509, 6%, 5/24/09 [PLZ]                                            76,670,000       24,047,257
                                                                                         ---------------
                                                                                             37,487,156

--------------------------------------------------------------------------------------------------------
PORTUGAL--0.4%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                        13,930,000       17,319,362
4.875%, 8/17/07 [EUR]                                                        4,728,000        6,048,835
                                                                                         ---------------
                                                                                             23,368,197

--------------------------------------------------------------------------------------------------------
RUSSIA--1.9%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 7 [EUR]                                            5,880,000        8,284,116
Series C, 9.60%, 10/25/14                                                   60,300,000       78,225,381
--------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                   13,700,000       12,045,246
--------------------------------------------------------------------------------------------------------
Russian Federation Debs., Series V, 3%, 5/14/08                             17,240,000       16,279,594
--------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 2,7                      5,262,000        5,919,750
--------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 2                                  809,250          903,777
                                                                                         ---------------
                                                                                            121,657,864

--------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.6%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                                              13,100,000        2,421,042
Series R157, 13.50%, 9/15/15 [ZAR]                                          55,260,000       11,471,142
Series R186, 10.50%, 12/21/26 [ZAR]                                         97,363,000       19,133,392
Series R203, 8.25%, 9/15/17 [ZAR]                                           22,894,000        3,503,153
Series R204, 8%, 12/21/18 [ZAR]                                             23,568,000        3,541,894
                                                                                         ---------------
                                                                                             40,070,623


11              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
SPAIN--0.5%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado, 5.75%,
7/30/32 [EUR]                                                               19,900,000   $   32,628,352
--------------------------------------------------------------------------------------------------------
SWEDEN--1.4%
Sweden (Kingdom of) Bonds, Series 1045, 5.25%, 3/15/11 [SEK]               595,340,000       87,071,290
--------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.4%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                    16,529,000       25,653,414
--------------------------------------------------------------------------------------------------------
TURKEY--1.0%
Turkey (Republic of) Nts.:
7%, 6/5/20                                                                  16,640,000       16,348,800
7.25%, 3/15/15                                                              23,202,000       24,014,070
--------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30               14,230,000       20,651,288
                                                                                         ---------------
                                                                                             61,014,158

--------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.5%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                              86,789,000      155,440,525
--------------------------------------------------------------------------------------------------------
VENEZUELA--0.7%
Venezuela (Republic of) Bonds:
7%, 12/1/18                                                                     22,000           19,665
9.25%, 9/15/27                                                              26,840,000       28,208,840
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
7%, 3/16/15 [EUR]                                                           11,560,000       13,890,424
8.50%, 10/8/14                                                               4,562,000        4,749,042
                                                                                         ---------------
                                                                                             46,867,971

                                                                                         ---------------
Total Foreign Government Obligations (Cost $1,876,756,882)                                1,943,621,578

--------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.9%
--------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 4.003%, 3/4/10 1,2            6,634,475        6,551,544
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 3.813%,
1/25/06 2                                                                   23,680,000       23,784,192
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 1,2                      25,000,000       25,932,500
                                                                                         ---------------
Total Loan Participations (Cost $54,761,365)                                                 56,268,236

--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.6%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Accuride Corp., 8.50% Sr. Unsec. Sub. Nts., 2/1/15                           1,585,000        1,557,263
--------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                   1,829,000        1,902,160
--------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375% Sr. Unsec. Sub. Nts.,
12/15/14                                                                     1,925,000        1,530,375
--------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                            3,370,000        3,529,273
--------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                           2,407,000        2,178,335
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                     1,444,000        1,175,170
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                    1,550,000        1,085,000
--------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3,4                               3,658,000        2,542,310
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                         6,506,000        6,359,615
9% Sr. Nts., 7/1/15 7                                                        4,595,000        4,537,563
--------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                      1,000,000          995,000
--------------------------------------------------------------------------------------------------------


12              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS CONTINUED
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                               $      1,500,000   $    1,237,500
11% Sr. Sub. Nts., 6/15/12                                                   3,384,000        2,208,060
--------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                    3,577,000        3,666,425
--------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                        3,851,000        3,889,510
10.25% Sr. Sec. Nts., Series B, 7/15/13                                      2,984,000        3,386,840
--------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                       1,600,000        1,620,000
--------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                   2,900,000        2,407,000
                                                                                         ---------------
                                                                                             45,807,399
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance Corp., 6.875% Nts., 9/15/11                        2,500,000        2,310,543
--------------------------------------------------------------------------------------------------------
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 7                       1,595,000        1,547,150
                                                                                         ---------------
                                                                                              3,857,693
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                             4,693,000        4,622,605
--------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                3,851,000        4,202,404
--------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                              3,466,000        3,782,273
--------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 7                                     970,000          986,975
--------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                           2,246,000        2,403,220
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                             1,100,000        1,161,875
--------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                             3,049,000        3,144,281
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                              2,022,000        2,042,220
9% Sr. Sub. Nts., 3/15/12                                                    6,932,000        7,573,210
--------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12             2,984,000        3,267,480
--------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                3,370,000        3,782,825
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                4,621,000        5,106,205
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                          4,910,000        5,376,450
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                           1,050,000        1,143,188
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 7                                                   1,600,000        1,624,000
6.375% Sr. Sub. Nts., 7/15/09                                                3,177,000        3,256,425
6.875% Sr. Sub. Nts., 2/15/15 7                                              2,230,000        2,291,325
8% Sr. Sub. Nts., 4/1/12                                                     2,150,000        2,311,250
--------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                7,939,000        8,931,375
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 7                                                1,595,000        1,591,013
8.875% Sr. Sub. Nts., 3/15/10                                                3,562,000        3,829,150
--------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12            4,525,000        4,728,625
--------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,7                            10,800,000               --
--------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                  2,984,000        3,453,980
--------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                               5,776,000        5,660,480
9.625% Sr. Nts., 6/1/14                                                      1,209,000        1,136,460
9.75% Sr. Nts., 4/15/13                                                      1,200,000        1,138,500
--------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12           7,702,000        8,722,515
--------------------------------------------------------------------------------------------------------


13              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                    $      3,900,000   $    3,997,500
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                          2,407,000        2,496,131
--------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11          4,814,000        5,175,050
--------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10            3,658,000        4,215,845
--------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14 7                                                                    9,853,000        9,631,308
                                                                                         ---------------
                                                                                            122,786,143
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                             6,354,000        6,846,435
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                         2,022,000        2,181,865
9.75% Sr. Sub. Nts., 9/15/10 11                                              2,238,000        2,631,313
--------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                 2,503,000        2,722,013
--------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                               1,974,000        2,149,929
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                            700,000          752,150
--------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                         1,595,000        1,491,325
--------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                             2,696,000        2,736,440
--------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                         1,925,000        2,127,125
--------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                     1,925,000        2,079,000
--------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                          3,370,000        3,555,350
--------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                            3,321,000        3,619,890
--------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                      4,621,000        4,644,105
                                                                                         ---------------
                                                                                             37,536,940
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                       1,575,000        1,598,625
--------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                           1,400,000        1,190,000
8.125% Sr. Nts., Series B, 7/15/03 3,4                                       3,610,000        3,140,700
8.375% Sr. Nts., Series B, 2/1/08 3,4                                        4,236,000        3,706,500
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3,4                                 6,065,000        5,246,225
9.875% Sr. Nts., Series B, 3/1/07 3,4                                        1,500,000        1,308,750
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                            300,000          256,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                     1,500,000        1,353,750
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                           100,000           87,500
--------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12          2,696,000        2,669,040
--------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                              1,450,000        1,294,125
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                           6,799,000        6,705,514
--------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                           975,000          928,688
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                  500,000          502,500
--------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                     2,888,000        3,090,160
--------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8% Sr. Unsec. Nts., Series B, 4/15/12               800,000          788,000
--------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11
1,3,4 [EUR]                                                                  3,000,000          363,047
--------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                  900,000          931,500
--------------------------------------------------------------------------------------------------------


14              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 12                      $     10,432,000   $    6,963,360
8.375% Sr. Nts., Second Lien, 4/30/14 7                                     18,329,000       18,329,000
--------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                          1,829,000        1,888,443
--------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 12                   4,429,000        2,967,430
--------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                       2,118,000        2,282,145
--------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11          8,279,000        8,216,908
--------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec
Nts., 11/15/09                                                               4,140,000        4,585,050
--------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                    5,161,000        5,122,293
8.50% Sr. Nts., 8/15/10                                                      2,359,000        2,583,105
9.875% Sr. Sub. Nts., 8/15/13                                                4,138,000        4,738,010
--------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                    6,883,000        7,347,603
--------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                         5,437,000        6,048,663
--------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                              8,413,000        8,349,903
9.125% Sr. Nts., 1/15/09                                                     2,124,000        2,267,370
--------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                    2,696,000        2,682,520
--------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                 1,925,000        2,016,438
--------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09              1,400,000        1,464,750
--------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                       109,000          101,915
--------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                        1,800,000        1,908,000
--------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                           2,118,000        2,022,690
--------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                  1,550,000        1,697,250
--------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13          5,296,000        5,309,240
--------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13                  2,275,000        2,266,469
--------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                  3,942,000        4,321,418
--------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                         5,017,000        5,054,628
8.875% Sr. Unsec. Nts., 5/15/11                                                109,000          114,723
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13 7                             1,600,000        1,640,000
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 7                                                  2,696,000        2,958,860
10.875% Sr. Sub. Nts., 12/15/12 7                                            4,140,000        4,833,450
--------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11               2,792,000        3,011,870
--------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 7                      2,599,000        2,852,403
--------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                       14,037,000       11,915,181
--------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                            10,975,000       11,304,250
8.75% Sr. Sub. Nts., 12/15/11                                                  800,000          844,000
--------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                     10,446,000       10,981,358
--------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                    2,166,000        2,263,470
--------------------------------------------------------------------------------------------------------
Weekly Reader Corp./CompassLearning, Inc./ WRC Media, Inc., 12.75%
Sr. Sub. Nts., 11/15/09                                                      7,124,000        7,578,155
--------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 7,12                   6,212,000        4,317,340
                                                                                         ---------------
                                                                                            208,712,160


15              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                       $      5,218,000   $    5,511,513
9.875% Nts., 10/1/11                                                         1,350,000        1,468,125
                                                                                         ---------------
                                                                                              6,979,638
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                     5,680,000        5,836,200
--------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 7              1,000,000          945,000
--------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                 5,295,000        5,811,263
--------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Sub. Nts., 10/15/14 7                          3,177,000        3,137,288
--------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                      750,000          679,688
--------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                         4,300,000               --
--------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                   3,851,000        4,313,120
--------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10            1,250,000        1,256,250
                                                                                         ---------------
                                                                                             21,978,809
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                                      5,515,000        6,052,713
--------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                      1,500,000        1,507,500
7.73% Sr. Unsec. Unsub. Nts., 4/1/12 2                                       3,125,000        2,968,750
12.25% Sr. Nts., 12/15/12                                                    2,229,000        2,446,328
--------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                             1,500,000        1,612,500
--------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                        2,407,000        2,551,420
                                                                                         ---------------
                                                                                             17,139,211
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06 1                   1,300,000        1,358,500
--------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                    1,925,000        2,069,375
                                                                                         ---------------
                                                                                              3,427,875
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                     1,509,000        1,595,768
--------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14              2,647,000        2,627,148
--------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,3,4                            8,836,185               --
--------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                 3,851,000        3,985,785
9.50% Sr. Sec. Nts., 2/15/11                                                 1,925,000        2,059,750
                                                                                         ---------------
                                                                                             10,268,451
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                  4,525,000        4,853,063
--------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                      4,188,000        4,523,040
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts., 11/1/14          1,150,000        1,075,250
--------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 7                                               1,265,000        1,296,625
8.625% Sr. Sub. Nts., 12/15/12                                               3,755,000        4,149,275
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                  6,017,000        6,393,063
--------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                      1,838,000        1,966,660
8.875% Sr. Unsec. Nts., 3/15/11                                                605,000          648,863
--------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                  1,800,000        1,863,000
--------------------------------------------------------------------------------------------------------


16              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13            $        600,000   $      540,000
--------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                         2,936,000        3,068,120
8% Sr. Nts., Series B, 10/15/09                                              1,000,000        1,085,000
--------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                       1,925,000        2,107,875
--------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]           3,851,000        6,986,074
                                                                                         ---------------
                                                                                             40,555,908
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                 1,900,000        1,928,500
--------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                     2,792,000        2,997,910
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                          2,888,000        3,054,060
                                                                                         ---------------
                                                                                              7,980,470
--------------------------------------------------------------------------------------------------------
TOBACCO--0.0%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 7                  1,550,000        1,553,875
--------------------------------------------------------------------------------------------------------
ENERGY--3.2%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                 1,829,000        1,934,168
--------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A,
9/1/08                                                                       1,829,000        1,911,305
--------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                         1,925,000        2,035,688
--------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10             3,081,000        3,235,050
                                                                                         ---------------
                                                                                              9,116,211
--------------------------------------------------------------------------------------------------------
OIL & GAS--3.0%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                   1,733,000        1,909,641
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 7                                                   1,900,000        1,957,000
6.875% Sr. Unsec. Nts., 1/15/16                                              4,637,000        4,857,258
--------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 7                                   955,000          902,475
--------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                               5,181,000        5,362,335
--------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                   4,453,000        4,508,663
--------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                8,891,000        9,535,598
--------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                     3,370,000        3,639,600
--------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                          1,600,000        1,656,000
--------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                   33,604,000       36,328,276
--------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                  1,180,000        1,242,658
--------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                      3,129,000        3,434,078
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                          8,251,000        9,274,124
8.50% Unsub. Nts., 2/15/08                                                   3,321,000        3,644,798
9.125% Unsec. Unsub. Nts., 10/13/10                                          7,336,000        8,608,796
--------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                         4,814,000        5,560,170
--------------------------------------------------------------------------------------------------------
Range Resources Corp., 6.375% Sr. Sub. Nts., 3/15/15                         1,595,000        1,595,000
--------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                          2,984,000        3,189,245
8% Sr. Unsub. Nts., 3/1/32                                                   4,332,000        4,948,413
8.875% Sr. Nts., 3/15/10                                                     2,599,000        2,863,911
--------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                         2,390,000        2,336,225
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                         1,000,000        1,052,500
--------------------------------------------------------------------------------------------------------


17              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                       $      1,925,000   $    2,206,531
--------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                 16,817,000       17,279,468
--------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                             13,526,000       15,049,758
--------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                    7,509,000        7,959,540
9.625% Sr. Sub. Nts., 4/1/12                                                 2,271,000        2,523,649
--------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                         15,562,000       16,884,770
7.625% Nts., 7/15/19                                                           800,000          904,000
8.75% Unsec. Nts., 3/15/32                                                   1,925,000        2,322,031
--------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                   1,100,000        1,152,250
--------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                    5,006,000        5,765,415
                                                                                         ---------------
                                                                                            190,454,176
--------------------------------------------------------------------------------------------------------
FINANCIALS--2.6%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                    1,550,000        1,123,750
--------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                          3,081,000        3,377,546
                                                                                         ---------------
                                                                                              4,501,296
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                     4,012,000        4,312,900
--------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1              9,675,000       10,569,938
--------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                         5,550,000        5,841,375
--------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                             15,710,000       10,132,950
11.60% Sr. Unsec. Nts., 1/12/10 8                                           20,620,000       11,578,130
12.28% Sr. Unsec. Nts., 3/9/09 8                                            15,710,000        9,543,825
--------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
3.95% Nts., 1/25/12 1 [COP]                                              8,588,000,000        3,765,260
6.26% Nts., 12/8/09 1,2 [BRR]                                                6,890,000        2,822,759
--------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts., 11/26/10 1               12,025,000       12,265,500
--------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,3,4          4,970,000               --
--------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 2                               17,250,000       17,531,089
--------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 1                                       19,710,000       19,907,100
--------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                    3,658,000        4,005,510
                                                                                         ---------------
                                                                                            112,276,336
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 7                            1,600,000        1,352,000
--------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 7                                               960,000        1,017,600
--------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 7                 3,485,000        3,563,413
--------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 12                        3,100,000        2,170,000
9.625% Sr. Sub. Nts., 6/15/14                                                3,828,000        4,306,500
--------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                                1,600,000        1,748,000
--------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 7                               2,965,000        2,446,125
--------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00 1,3,4                            14,961,000               --
--------------------------------------------------------------------------------------------------------


18              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Universal City Florida:
7.96% Sr. Unsec. Nts., 5/1/10 2                                       $        950,000   $      990,375
8.375% Sr. Unsec. Nts., 5/1/10                                                 950,000          995,125
                                                                                         ---------------
                                                                                             18,589,138
--------------------------------------------------------------------------------------------------------
INSURANCE--0.0%
Residential Reinsurance Ltd., 12.83% Nts., Cl. B, 6/8/07 1,2                 2,000,000        2,039,600
--------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                       2,617,000        2,872,158
--------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                        707,000          721,140
--------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 7                                                   3,660,000        3,641,700
9.50% Sr. Nts., 1/15/07                                                      4,814,000        5,126,910
--------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                              4,774,000        5,036,570
10.50% Sr. Unsec. Nts., 6/15/09                                              2,696,000        2,898,200
--------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 7                         2,705,000        2,779,388
                                                                                         ---------------
                                                                                             23,076,066
--------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                          5,054,000        5,180,350
--------------------------------------------------------------------------------------------------------
HEALTH CARE--1.7%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7            5,804,000        5,310,660
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12            1,550,000        1,546,125
--------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12               3,995,000        4,294,625
--------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11          2,359,000        2,394,385
                                                                                         ---------------
                                                                                              8,235,135
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                         2,696,000        2,743,180
--------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                                     3,081,000        3,150,323
--------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15 1                1,580,000        1,615,550
--------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 7                                                   3,185,000        3,304,438
7.25% Sr. Sub. Nts., 3/15/15 7                                               2,545,000        2,627,713
--------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                 1,350,000        1,346,625
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                           1,829,000        1,984,465
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                 3,167,000        3,317,433
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08
1 [DEM]                                                                      1,700,000        1,114,974
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                                                2,888,000        3,119,040
--------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                         1,450,000        1,576,875
--------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                               8,857,000        9,113,711
6.375% Nts., 1/15/15                                                        10,198,000       10,607,021
--------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                         10,109,000        9,856,275
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                           109,000          113,905
--------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12              3,177,000        3,018,150
--------------------------------------------------------------------------------------------------------


19              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                 $      3,562,000   $    3,802,435
--------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                       2,875,000        3,176,875
--------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 7                  1,535,000        1,540,756
--------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                    2,359,000        2,594,900
--------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                  5,006,000        5,381,450
--------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 7                         3,190,000        3,174,050
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                     3,819,000        3,656,693
7.375% Nts., 2/1/13                                                            109,000          108,183
9.875% Sr. Nts., 7/1/14                                                      3,634,000        3,915,635
--------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                            6,850,000        7,072,625
                                                                                         ---------------
                                                                                             93,033,280
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.0%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11               2,792,000        2,994,420
--------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                               1,400,000        1,554,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                          1,838,000        1,929,900
--------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                3,851,000        3,754,725
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                         1,700,000        1,708,500
--------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                        2,070,000        2,277,000
--------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                              2,984,000        3,177,960
--------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                     1,890,000        2,102,625
11% Sr. Sub. Nts., 2/15/13                                                   1,623,000        1,874,565
--------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                       1,350,000        1,343,250
                                                                                         ---------------
                                                                                             22,716,945
--------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
AMR Corp., 9% Debs., 8/1/12                                                  1,050,000          829,500
--------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                          9,855,000        1,921,725
                                                                                         ---------------
                                                                                              2,751,225
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                     2,311,000        2,403,440
--------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 7           1,300,000        1,209,000
--------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                           2,097,000        2,306,700
--------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                           1,550,000        1,449,250
                                                                                         ---------------
                                                                                              7,368,390
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 7                                                      515,000          500,838
7.375% Sr. Sec. Nts., Series B, 4/15/14                                      3,800,000        3,534,000
8.875% Sr. Nts., Series B, 4/1/08                                            9,435,000        9,953,925
9.25% Sr. Sec. Debs., Series B, 9/1/12                                         267,000          289,695
--------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,3,4                                                               3,462,000               --
--------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                  2,000,000        1,910,000
--------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                    2,811,000        2,825,055
--------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                          3,190,000        3,182,025


20              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
7.50% Sr. Nts., 5/1/11                                                $      1,500,000   $    1,569,375
--------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                  5,680,000        6,162,800
                                                                                         ---------------
                                                                                             29,927,713
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                 500,000          492,500
--------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                     2,407,000        2,130,195
--------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 1 [BRR]                 15,668,000        6,764,735
--------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                    2,118,000        2,172,695
                                                                                         ---------------
                                                                                             11,560,125
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13            330,000          251,625
--------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 7                             1,300,000        1,371,500
--------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 7                              2,214,000        2,180,790
--------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc. (The), 8.375% Sr. Nts., 5/15/15 7                      2,860,000        2,924,350
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                            650,000          682,500
--------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                         3,755,000        3,961,525
--------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                      2,311,000        2,438,105
--------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                          2,599,000        2,832,910
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                               5,295,000        5,771,550
--------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                            1,900,000        1,900,000
--------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 1                              3,851,000        3,677,705
                                                                                         ---------------
                                                                                             27,740,935
--------------------------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                     6,113,000        6,877,125
--------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 1,3,4                                                                6,430,000        5,626,250
--------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,3,4                    5,400,000           30,240
                                                                                         ---------------
                                                                                             12,533,615
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09              1,925,000        1,997,188
--------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                  2,916,000        2,719,170
9.625% Sr. Nts., 12/1/12                                                     2,070,000        2,266,650
                                                                                         ---------------
                                                                                              6,983,008
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                              8,109,000        7,764,368
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                       7,099,000        6,389,100
--------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07
1,3,4                                                                       11,529,000        6,340,950
                                                                                         ---------------
                                                                                             12,730,050
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                        2,118,000        2,263,613
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                7,606,000        7,586,985
--------------------------------------------------------------------------------------------------------


21              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08              $      4,814,000   $    5,090,805
--------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 7                                 2,235,000        2,145,600
                                                                                         ---------------
                                                                                             14,823,390
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]           2,116,376           25,611
--------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4           1,921,661               --
--------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                    6,150,000               --
                                                                                         ---------------
                                                                                                 25,611
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 7                    4,570,000        4,272,950
--------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                            4,132,000        4,173,320
--------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                 1,600,000        1,724,000
                                                                                         ---------------
                                                                                             10,170,270
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                 4,750,000        4,702,500
--------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                  4,188,000        4,041,420
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14               2,203,000        2,379,240
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 7                   6,551,000        6,501,868
--------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 7                     647,000          624,355
--------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                            6,666,667        6,633,333
                                                                                         ---------------
                                                                                             24,882,716
--------------------------------------------------------------------------------------------------------
MATERIALS--4.1%
--------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 7                               955,000          961,889
--------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                 1,700,000        1,139,000
--------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                     1,018,000        1,114,710
--------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                               4,344,000        4,593,780
10.125% Sr. Unsec. Nts., 9/1/08                                                109,000          118,538
10.625% Sr. Unsec. Nts., 5/1/11                                              1,151,000        1,276,171
--------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                         8,413,000        8,696,939
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                 1,910,000        2,354,736
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                          5,295,000        5,692,125
--------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                              591,000          695,903
11.625% Sr. Unsec. Nts., 10/15/10                                               70,000           82,338
--------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                              109,000          128,348
--------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 7                              3,100,000        3,177,500
--------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                          3,947,000        4,262,760
--------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 12         2,550,000        1,491,750
--------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                      109,000          116,494
9.625% Sr. Sec. Nts., Series A, 5/1/07                                       1,974,000        2,117,115
9.875% Sec. Nts., Series B, 5/1/07                                           1,290,000        1,328,700
10.50% Sr. Sec. Nts., 6/1/13                                                 3,750,000        4,307,813
--------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                  850,000          924,375
--------------------------------------------------------------------------------------------------------


22              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                     $      2,462,668   $    2,622,741
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.99% Sr. Sec. Nts., 12/31/06 2                            111,758          112,317
--------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                               4,711,000        4,675,668
10.625% Sr. Unsec. Nts., 5/15/10                                               109,000          115,813
--------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                    2,396,000        2,581,690
--------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 7                                              1,300,000        1,296,750
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                        1,200,000        1,329,000
--------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                        1,925,000        2,000,402
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,13                   1,938,280        1,928,589
--------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                               973,000        1,063,003
                                                                                         ---------------
                                                                                             62,306,957
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 7,12                    5,110,000        2,427,250
--------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                      3,081,000        3,585,514
                                                                                         ---------------
                                                                                              6,012,764
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                  3,466,000        3,847,260
10.875% Sr. Sec. Nts., 3/1/13                                                1,781,000        2,101,580
--------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                                                   1,250,000        1,268,750
9.875% Sub. Nts., 10/15/14 7                                                 2,214,000        2,230,605
--------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                      5,488,000        5,680,080
9.50% Sr. Sub. Nts., 8/15/13                                                 2,455,000        2,485,688
--------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                      1,300,000        1,313,000
--------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                               3,081,000        3,096,405
--------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                 2,792,000        2,980,460
8.25% Sr. Unsec. Nts., 5/15/13                                               1,609,000        1,755,821
8.75% Sr. Sec. Nts., 11/15/12                                                7,702,000        8,529,965
8.875% Sr. Sec. Nts., 2/15/09                                                5,584,000        5,960,920
--------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 7,13                            1,744,516        1,875,355
--------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                   3,833,000        3,603,020
--------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                      4,525,000        4,592,875
9.25% Sr. Unsec. Nts., 2/1/08                                                4,332,000        4,548,600
9.75% Sr. Unsec. Nts., 2/1/11                                                7,606,000        8,081,375
--------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 7                             920,000          998,200
--------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                           6,243,000        5,275,335
                                                                                         ---------------
                                                                                             70,225,294
--------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                               3,409,000        2,897,650
7.875% Sr. Unsec. Nts., 2/15/09                                              3,779,000        3,457,785
--------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                        5,180,000        5,905,200


23              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
8.875% Nts., 11/17/14 7                                               $     13,015,000   $   14,772,025
--------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                             3,081,000        3,196,538
--------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                  1,733,000        1,620,355
--------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                         1,805,000        1,791,463
--------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                        2,455,000        2,706,638
--------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 1,3,4                                                                 1,586,000               --
--------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                          1,000,000        1,121,250
--------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                2,812,000        3,290,040
--------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                        5,006,000        5,431,510
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 3,4                                                                 4,332,000        3,963,780
--------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                       2,936,000        3,185,560
--------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                            1,100,000        1,199,000
--------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 7                                     4,760,000        4,801,650
--------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                              3,562,000        3,855,865
--------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13              3,177,000        3,383,505
--------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                1,925,000        2,054,938
--------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                 2,311,000        2,443,883
--------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                      1,781,000        1,932,385
10.75% Sr. Nts., 8/1/08                                                      2,937,000        3,274,755
                                                                                         ---------------
                                                                                             76,285,775
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                               1,700,000        1,780,750
--------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                          1,450,000        1,486,250
--------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                   2,407,000        2,515,315
--------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                             10,181,000       11,529,983
9.375% Sr. Unsec. Nts., 2/1/13                                               6,161,000        7,000,436
--------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4               6,114,000        2,720,730
--------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 7,13 [EUR]                           983,804          958,398
--------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                          2,230,000        1,795,150
--------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                      1,900,000        1,871,500
--------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 1,3,4                     4,025,000          100,625
--------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                                              1,009,000          900,533
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                               4,380,000        3,022,200
--------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                      3,851,000        2,849,740
8.50% Sr. Unsec. Nts., 2/1/11                                                  109,000           84,748
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,13                   3,061,000        3,183,440
                                                                                         ---------------
                                                                                             41,799,798
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                               600,000          637,500
9.375% Sr. Nts., 2/1/09                                                      1,025,000        1,080,094
--------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 7                                                       3,190,000        3,134,175


24              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
8.375% Sr. Sub. Nts., 1/15/14 7                                       $      1,120,000   $    1,153,600
--------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 7                       2,221,000        2,159,923
--------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09
1,3,4                                                                        6,486,356               --
--------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 7                            5,060,000        5,363,600
--------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                             5,000,000          242,031
--------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                 3,700,000        3,089,500
--------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                             4,700,000        4,776,375
7.688% Sr. Unsec. Nts., 5/1/09 2                                             7,400,000        7,723,750
--------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 12         1,250,000          865,625
--------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                      4,763,000        4,763,000
--------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 2                                                              1,500,000        1,458,750
--------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 2,7                                       10,590,000       11,569,575
--------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                         13,286,000       15,411,760
14% Sr. Sec. Sub. Nts., 12/15/14                                             5,727,000        6,972,623
--------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                               4,835,000               --
--------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 7                3,190,000        3,094,300
--------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts.,
7/15/08                                                                      2,142,000        2,163,420
--------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                750,000          753,750
--------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Nts., 2/15/15 7          1,595,000        1,575,063
                                                                                         ---------------
                                                                                             77,988,414
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                                   109,000          122,761
12.50% Sr. Unsec. Nts., 2/1/11                                               5,391,000        6,118,785
--------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                        820,000          836,400
--------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                 3,947,000        4,233,158
--------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8            5,776,000        4,461,960
--------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 2                                            5,944,000        6,880,180
9.75% Sr. Nts., 11/15/31 2                                                     700,000          914,375
--------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4            21,148,000               --
--------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                             4,910,000        5,572,850
--------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 7                 960,000        1,012,800
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                        2,142,000        1,970,640
--------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.891% Sr. Sec. Nts., 1/15/12 2,7                              810,000          807,975
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                        18,320,000       19,877,200
--------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 12.50% Sr. Nts., 11/15/09                             6,392,000        6,975,270
--------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                     4,581,000        5,004,743
8% Sr. Sub. Nts., 12/15/12                                                   3,594,000        3,890,505
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                 1,600,000        1,680,000


25              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
9.625% Sr. Sub. Nts., Series B, 5/15/08                               $      2,118,000   $    2,054,460
9.75% Sr. Sub. Nts., 1/15/10                                                 4,404,000        4,117,740
9.875% Sr. Nts., 2/1/10                                                      3,418,000        3,546,175
--------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12              4,451,000        4,818,208
--------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 12                                                  4,426,000        4,094,050
--------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                              5,251,000        4,870,303
--------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                             2,503,000        2,759,558
--------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                       1,593,000        1,821,994
                                                                                         ---------------
                                                                                             98,442,090
--------------------------------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 7                              7,798,000        8,753,255
--------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                     1,983,366        2,137,077
--------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                       730,000          688,025
8.891% Sr. Sec. Nts., 7/15/07 2,7                                            4,414,373        3,796,360
--------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                   2,118,000        2,352,524
--------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 1                           4,477,000        4,488,193
--------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                      1,309,000        1,384,268
7.75% Sr. Nts., 8/1/10                                                       1,550,000        1,674,000
8.50% Sr. Nts., 4/15/11                                                      2,407,000        2,695,840
9.875% Sr. Unsec. Nts., 10/15/07                                             2,994,000        3,278,430
--------------------------------------------------------------------------------------------------------
Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11                       1,829,000        2,151,361
--------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 7                                                       1,915,000        1,959,729
6.125% Nts., 3/25/19 7                                                       1,115,000        1,084,598
--------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                       956,000        1,136,547
--------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                         10,691,000       12,027,375
--------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 3,4                                           2,214,000        2,573,775
8.30% Sr. Unsec. Nts., 5/1/11 3,4                                              700,000          806,750
--------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                            1,550,000        1,646,875
--------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 7                               5,717,000        6,060,020
--------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                 3,811,000        4,173,045
9.50% Sr. Sec. Nts., 7/15/13                                                 4,910,000        5,474,650
--------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                          3,370,000        3,673,300
--------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 7                                 8,199,000        8,670,443
--------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 7                                            1,200,000        1,169,827
                                                                                         ---------------
                                                                                             83,856,267
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                 1,200,000        1,227,702
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                  3,599,516        4,031,458
--------------------------------------------------------------------------------------------------------


26              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08      $      8,300,000   $    6,017,500
--------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                           1,200,000        1,258,634
--------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                        1,785,000        1,771,613
8.75% Sr. Nts., 2/15/12                                                      1,332,000        1,458,540
10.125% Sr. Sec. Nts., 7/15/13 7                                             7,413,000        8,413,755
--------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                            2,980,185        3,101,255
--------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 7                            640,000          659,200
                                                                                         ---------------
                                                                                             26,711,955
--------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B,
12/1/12                                                                      1,829,000        2,066,770
                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $1,765,150,057)                                     1,743,412,830

                                                                                SHARES
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
--------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4                       338,141               --
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,4               245,000       19,661,250
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 7                     6,800          853,400
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4               11,723            1,172
--------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,4                                                                    39,000           48,750
--------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4                            5,773               --
--------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                           6,516            1,564
--------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,13                                                                    1,584       10,220,760
--------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                  47,500        2,802,500
--------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                            297              594
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4                       2,953        2,724,143
--------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                55,800        8,104,950
                                                                                         ---------------
Total Preferred Stocks (Cost $59,352,302)                                                    44,419,083

--------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.1%
--------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                        29,000        1,300,650
--------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                     15,700        1,300,274
--------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                  21,400        1,278,650
--------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                              13,000        1,384,630
--------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                               35,100        1,294,137
--------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                        16,500        1,355,475
--------------------------------------------------------------------------------------------------------
Apache Corp.                                                                    20,900        1,350,140
--------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 4                                                          32,800        1,207,368
--------------------------------------------------------------------------------------------------------
Arcelor                                                                         62,640        1,222,514
--------------------------------------------------------------------------------------------------------
Arriva plc                                                                     129,100        1,260,629
--------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                           115,000        1,204,836
--------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                   18,200        1,308,034
--------------------------------------------------------------------------------------------------------
Axa SA                                                                          51,200        1,273,322
--------------------------------------------------------------------------------------------------------


27              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES            VALUE
--------------------------------------------------------------------------------------------------------
BASF AG                                                                         18,781   $    1,244,810
--------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                   12,841        1,334,694
--------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                    539,100        5,903,145
--------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                  18,560        1,268,935
--------------------------------------------------------------------------------------------------------
British American Tobacco plc                                                    65,790        1,268,343
--------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                 15,344           70,889
--------------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                                131,800        1,246,561
--------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 4                                                         1,540           43,397
--------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,4                                             7,208               --
--------------------------------------------------------------------------------------------------------
Centex Corp.                                                                    19,030        1,344,850
--------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                43,520        2,099,840
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                        881,648       20,101,574
--------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                   22,800        1,274,976
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                             88,293        2,424,526
--------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                     15,000        1,284,150
--------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                     12,700        1,359,281
--------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                  1,106           51,130
--------------------------------------------------------------------------------------------------------
CMS Energy Corp. 4                                                              91,400        1,376,484
--------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                  22,820        1,311,922
--------------------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                                136,899        2,987,136
--------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                23,500        1,355,715
--------------------------------------------------------------------------------------------------------
Continental AG                                                                  17,592        1,264,886
--------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                     33,100        1,277,991
--------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                             168,383          235,736
--------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                                             415,692        9,082,870
--------------------------------------------------------------------------------------------------------
CSX Corp.                                                                       29,900        1,275,534
--------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                   17,600        1,313,136
--------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                              30,501        1,236,135
--------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                             67,164        1,243,567
--------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                              26,758        1,356,095
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                           407,475        1,735,844
--------------------------------------------------------------------------------------------------------
Douglas Holding AG                                                              36,772        1,332,770
--------------------------------------------------------------------------------------------------------
E.ON AG                                                                         14,365        1,275,332
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                              519           48,054
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                     1,745          157,905
--------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                 121,800        5,416,446
--------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                             24,300        1,380,240
--------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                 75,414        3,268,443
--------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                               18,500        1,355,680
--------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                              177,300        5,225,031
--------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                 126,900        1,299,456
--------------------------------------------------------------------------------------------------------
Friends Provident plc                                                          393,590        1,283,453
--------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,4,14                        625               --
--------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                 100,917          249,265
--------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                   17,000        1,271,260
--------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                              133,333               --
--------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Cl. A 1,4                                                    22,547          574,949
--------------------------------------------------------------------------------------------------------
Humana, Inc. 4                                                                  33,200        1,319,368
--------------------------------------------------------------------------------------------------------


28              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES            VALUE
--------------------------------------------------------------------------------------------------------
Huntsman Corp. 4                                                                68,495   $    1,318,974
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                       276,705        1,162,161
--------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                    62,692        2,037,490
--------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd. 4                                880,000        1,271,225
--------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                 154        1,307,979
--------------------------------------------------------------------------------------------------------
Japan Retail Fund Investment Corp.                                                 152        1,303,327
--------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                           245,000        1,197,277
--------------------------------------------------------------------------------------------------------
KB Home                                                                         18,612        1,418,793
--------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                106,650        1,334,725
--------------------------------------------------------------------------------------------------------
Klepierre                                                                       13,262        1,265,470
--------------------------------------------------------------------------------------------------------
Komori Corp.                                                                    83,000        1,254,991
--------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                   221,000        1,206,292
--------------------------------------------------------------------------------------------------------
Kyushu Electric Power Co.                                                       59,700        1,297,241
--------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 4                                                              30,000          299,700
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                             26,853          745,171
--------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                  13,500        1,340,280
--------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 4                                               126,317        5,895,214
--------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                           151,614        1,284,887
--------------------------------------------------------------------------------------------------------
Loews Corp.                                                                     16,800        1,302,000
--------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                         50,300        1,236,374
--------------------------------------------------------------------------------------------------------
MAN AG                                                                          27,710        1,148,749
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                        7,919          324,837
--------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                              25,100        1,339,587
--------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                      22,400        1,328,544
--------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                       56,621        1,455,726
--------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                   28,900        1,298,766
--------------------------------------------------------------------------------------------------------
Novell, Inc. 4                                                                 198,400        1,230,080
--------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                       257,294        1,319,992
--------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                    249,447       17,067,164
--------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                     23,300        1,062,946
--------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                      16,687        1,283,731
--------------------------------------------------------------------------------------------------------
OKI Electric Industry Co. 4                                                    360,000        1,261,772
--------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                        59,342          587,486
--------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                     221,370        1,258,302
--------------------------------------------------------------------------------------------------------
Persimmon plc                                                                   91,880        1,285,691
--------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                              13,800        1,276,500
--------------------------------------------------------------------------------------------------------
Pilkington plc                                                                 593,360        1,268,707
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                           159,194        3,500,676
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                     8,124          205,131
--------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,4,15                                                        1,019,757            6,119
--------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                                      799,833               --
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                      20,600        1,352,596
--------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                               16,526        1,392,316
--------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                                44,400        1,319,124
--------------------------------------------------------------------------------------------------------
RWE AG                                                                          20,406        1,312,037
--------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                    23,000        1,249,820
--------------------------------------------------------------------------------------------------------
Schroders plc                                                                   88,620        1,201,966
--------------------------------------------------------------------------------------------------------
Scottish & Southern Energy plc                                                  69,980        1,265,331
--------------------------------------------------------------------------------------------------------


29              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES            VALUE
--------------------------------------------------------------------------------------------------------
ScottishPower plc                                                              148,180   $    1,312,764
--------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 4                                                           8,200        1,228,934
--------------------------------------------------------------------------------------------------------
Sempra Energy                                                                   31,600        1,305,396
--------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                67,897        1,237,189
--------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                         12,701        1,286,532
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                    10,524          389,388
--------------------------------------------------------------------------------------------------------
Suez SA                                                                         46,413        1,255,311
--------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries 4                                                    743,000        1,258,534
--------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                    11,800        1,341,424
--------------------------------------------------------------------------------------------------------
T&D Holdings, Inc.                                                              25,700        1,202,149
--------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                145,050        1,239,655
--------------------------------------------------------------------------------------------------------
Taylor Woodrow plc                                                             222,270        1,340,594
--------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                        890,616       20,288,232
--------------------------------------------------------------------------------------------------------
Telus Corp.                                                                     12,147          413,119
--------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                 67,838        1,175,825
--------------------------------------------------------------------------------------------------------
Tokyo Electric Power Corp. 4                                                    53,200        1,268,722
--------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K                                                        117,000        1,265,891
--------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 4                                                               47,700        1,263,096
--------------------------------------------------------------------------------------------------------
TUI AG                                                                          50,256        1,240,917
--------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                                        56,750          312,125
--------------------------------------------------------------------------------------------------------
Unibail                                                                          9,800        1,258,296
--------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                       32,000        1,099,840
--------------------------------------------------------------------------------------------------------
United Utilities plc                                                           101,300        1,197,893
--------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                    21,600        1,405,080
--------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                             70,000        1,282,400
--------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 4                                                            87,596        2,571,819
--------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                              170,400        5,379,528
--------------------------------------------------------------------------------------------------------
Valeo SA                                                                        29,080        1,301,551
--------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                             17,500        1,384,425
--------------------------------------------------------------------------------------------------------
Veolia Environnement SA                                                         33,089        1,238,733
--------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                                               42,692           12,190
--------------------------------------------------------------------------------------------------------
Vinci SA                                                                        16,670        1,387,923
--------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                         57,800        2,323,560
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                648,500        2,183,368
--------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                             15,559              311
--------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A 10                                                       16,700        1,242,814
--------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                       28,777           76,547
                                                                                         ---------------
Total Common Stocks (Cost $213,242,241)                                                     256,627,805

                                                                                 UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,7                                       6,000        1,778,162
--------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                          2,200               --
--------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                            6,350               --
--------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                 4,650               --
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                              5,225               52
--------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                        34,425              344
--------------------------------------------------------------------------------------------------------


30              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                 UNITS            VALUE
--------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                 46,860   $           --
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                                69,399            2,776
Exp. 5/16/06 1,4                                                                   103                1
--------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4                         86,946               --
--------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 4,7                                             7,780               --
--------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                                6,600               --
--------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,7                         4,160               --
--------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                         6,250               --
--------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                            14,440               72
--------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                              8,000               --
--------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts., Exp. 7/8/05 4                                  1,990               --
--------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,4                                         16,650              167
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                17,082           35,872
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 1,4                                                                      6,035          144,840
--------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                                7,000            5,030
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                             57,557           20,145
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                             43,168           11,224
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                             43,168            9,065
--------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                                44,000            4,400
                                                                                         ---------------
Total Rights, Warrants and Certificates (Cost $1,064,018)                                     2,012,150

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.0%
--------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts., 8.89%,
6/30/09 2                                                             $      2,750,000        2,761,495
--------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 18.91%, 6/15/06 2,7                    3,000,000        3,079,005
--------------------------------------------------------------------------------------------------------
Cascadia Ltd., 6.485% Nts., 6/13/08 1,2                                      2,500,000        2,500,000
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 17.37%,
7/3/07 [BRR]                                                                33,130,000       10,313,532
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                                20,650,000        7,639,659
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                                32,385,000       11,981,132
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.41%,
10/4/05 [BRR]                                                               15,810,000        6,469,193
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%,
1/3/08 [BRR]                                                                14,555,051        4,216,256
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%,
1/2/09 [BRR]                                                                16,696,006        4,193,355
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%,
1/5/10 [BRR]                                                                17,436,319        3,822,839
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                                            4,128,879,323        2,180,285
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
3/15/07 [COP]                                                           31,638,685,000       15,753,620
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                           17,697,500,000        9,345,296
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                            9,655,000,000        5,098,394
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                            7,810,000,000        4,124,128
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                            6,588,000,000        3,478,842
Dominican Republic Credit Linked Nts., 15.93%, 5/2/06 [DOP]                137,225,164        4,287,621
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 8 [DOP]             119,217,127        3,772,728
Dominican Republic Credit Linked Nts., 22.97%, 3/10/06 [DOP]               155,762,640        4,976,822


31              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Dominican Republic Treasury Bills Unsec.  Credit Linked Nts.,
16.18%, 4/24/06 8 [DOP]                                                     46,347,421   $    1,452,808
Dominican Republic Unsec. Credit Linked Nts., 14.86%, 5/15/06 [DOP]        119,883,530        3,721,591
Dominican Republic Unsec. Credit Linked Nts., 23.60%, 3/3/06 [DOP]         319,089,077       10,227,508
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8%,
10/28/05 [EGP]                                                              28,210,000        4,743,373
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%,
2/9/06 [EGP]                                                                40,871,000        6,705,032
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.75%,
8/25/05 [EGP]                                                               21,900,000        3,737,033
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
1/12/06 [EGP]                                                               32,190,000        5,316,576
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
12/29/05 [EGP]                                                               9,790,000        1,622,046
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]              6,190,000        1,465,434
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia (Government of) Credit Linked Bonds, Series 24, 15%,
9/2/05 [RUR]                                                                82,770,000        2,990,793
Turkey (Republic of) Credit Linked Nts., Series EMG 7, 15%,
2/10/10 [TRY]                                                               22,503,000       18,147,853
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]           222,859,000        7,849,105
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 [RUR]                                                             202,590,000        7,858,412
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                              211,810,000        8,142,367
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                       220,240,000        8,108,032
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                      553,980,000       19,894,712
South African Rand Interest Bearing Linked Nts., Series FBi 43,
2.425%, 5/23/22                                                             13,740,000       13,381,386
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                              15,138,000        3,582,655
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%,
10/18/07                                                                     2,663,000        2,962,880
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 868, 27.50%, 8/25/05                                                     17,926,488       17,564,014
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 872, 22.88%, 10/20/05 2                                                   3,153,815        3,393,275
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 880, 20%, 10/18/07                                                        9,297,912       11,452,052
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EMG 4, 18.70%, 7/6/06 [TRY]                                                 13,546,521        8,741,146
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EMG 19, 18%, 7/5/06 [TRY]                                                    9,698,656        6,258,239
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
NAS 316, 18.641%, 2/23/06                                                    4,608,206        4,278,166
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts., Series
EMG 11, 11.94%, 12/30/09 [UAH]                                               4,564,000        1,080,145
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts., Series
NPC 12, 11.94%, 12/30/09 [UAH]                                              29,390,000        6,955,624
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                        32,168,840        7,961,219
Egypt (The Arab Republic of) Treasury Bills Total Return Linked
Nts., 9.85%, 3/9/06 [EGP]                                                   15,980,000        2,583,019
European Investment Bank, Russian Federation Credit Linked Nts.,
6.232%, 1/19/10                                                              5,340,000        4,183,890
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                   5,810,000        5,176,129
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 1                7,156,337        8,272,010


32              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Credit Linked Nts., Series II, 14.25%,
6/22/13 1                                                             $      7,088,620   $    8,193,736
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
6/15/13                                                                      5,932,800        6,857,724
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                    193,837,000        7,217,940
Moscow (City of) Credit Linked Nts., 15%, 9/2/05 [RUR]                     353,400,000       12,689,319
Nigeria (Federal Republic of) Treasury Bill Total Return Linked
Nts., 13%, 8/17/05 1 [NGN]                                                 451,308,000        3,200,154
OAO Gazprom II Credit Nts., 7.089%, 4/20/07                                  7,145,000        7,600,505
OAO Gazprom I Credit Nts., 7.339%, 10/20/07                                  7,145,000        7,716,745
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 1 [PHP]         165,970,000        3,102,357
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09
1 [PHP]                                                                    325,490,000        6,123,689
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15
1 [PHP]                                                                     56,660,000        1,049,792
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [ROL]        58,983,700,000        2,170,694
Russian Federation Credit Linked Nts., 8.33%, 12/2/09 [RUR]                148,752,000        5,285,554
Ukraine (Republic of) Credit Linked Nts., 7.69%, 8/5/11                     35,010,000       38,784,078
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 1 [UAH]           32,072,000        7,513,646
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]             13,119,000        2,773,245
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]             2,047,000          470,044
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]             7,254,000        1,665,707
Videocon International Ltd. Credit Linked Nts., 5.34%, 12/29/09 1           14,820,000       14,805,180
--------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series
4-T1, 8.25%, 6/29/10 7,16                                                  175,061,000      175,936,305
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/Residential Reinsurance Ltd.
Catastrophe Linked Nts., Series B, 11.77%, 6/6/08 1,2                        4,000,000        4,000,000
--------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 1 [UAH]                                                    35,135,000        8,284,463
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15
8 [BRR]                                                                     25,509,180        3,266,044
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13
8 [BRR]                                                                     40,360,340        6,105,602
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15
8 [BRR]                                                                     77,779,620        9,958,441
Brazil (Federal Republic of) Credit Linked Nts., Series II,
13.55%, 1/2/15 8 [BRR]                                                      53,817,917        6,890,527
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 1                  8,390,000        8,451,373
--------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/8/10 [ROL]                                                     58,284,000,000        2,065,319
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%,
10/17/07                                                                     9,828,922       11,976,541
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.204%, 8/25/05                                                            11,496,363       11,102,038
--------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.50%, 3/8/10 [ROL]                                                    153,893,000,000        5,122,626
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.75%, 3/10/08 [ROL]                                                   178,700,000,000        5,977,688
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.25%, 4/18/10 [ROL]                                                    14,230,000,000          484,685
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.50%, 3/5/07 [ROL]                                                     23,610,000,000          805,229
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.75%, 4/18/08 [ROL]                                                    14,140,000,000          482,067


33              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.75%, 4/18/08 [ROL]                                                    34,140,000,000   $    1,163,917
--------------------------------------------------------------------------------------------------------
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/11/08 [ROL]                                                   132,551,000,000        4,601,120
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                           24,950,000       10,761,592
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                 16,750,000       17,210,625
--------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 7.78%, 11/19/07 2,7              2,100,000        2,178,666
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Foundation RE Ltd. Catastrophe
Linked Nts., 7.37%, 11/24/08 2,7                                             3,500,000        3,501,488
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked
Nts., 8.16%, 6/15/07 2,7                                                       250,000          256,037
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe
Linked Nts.:
Series 2002, Cl. A-A, 9.41%, 6/15/06 2,7                                       250,000          251,693
Series 2002-1, Cl. E-A, 7.66%, 6/15/06 2                                     1,500,000        1,511,869
Series 2003-I, Cl. C-A, 9.41%, 6/15/06 2                                       250,000          253,863
Series 2003-II, Cl. A-A, 9.41%, 6/15/06 2,7                                  5,750,000        5,785,909
Series 2003-II, Cl. B-A, 8.41%, 6/15/06 2,7                                  6,000,000        6,084,810
Series 2003-II, Cl. C-A, 9.16%, 6/15/06 2,7                                  6,000,000        6,077,925
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 7.28%, 1/9/07 1,2                                               6,000,000        6,012,600
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Sequoia Capital Ltd. Catastrophe
Linked Nts., 9.16%, 6/15/07 1,2                                                250,000          256,500
--------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                   35,291,700        8,528,238
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                 17,870,000       18,829,829
                                                                                         ---------------
Total Structured Notes (Cost $788,621,747)                                                  821,198,464

                                               Date       Strike             Contracts
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------
Israeli Shekel Call 4                        9/27/05        4.46ILS         98,850,000           48,634
--------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 4                    9/26/05       10.70MXN        165,100,000           68,021
                                                                                         ---------------
Total Options Purchased (Cost $169,695)                                                         116,655

--------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------
Brazilian Real Call 1,4                      10/3/05       16.50BRR         32,920,000          126,968
--------------------------------------------------------------------------------------------------------

Mexican Neuvo Peso Call 4                    8/19/05       10.07MXN        167,850,000          239,416
--------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 4                     9/1/05       10.35MXN         33,430,000           74,653
                                                                                         ---------------
Total Swaptions Purchased (Cost $370,976)                                                       441,037

                                                                             PRINCIPAL
                                                                                AMOUNT
--------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
--------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%, 7/1/05 (Cost $9,744,802)       $      9,744,802        9,744,802


34              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
--------------------------------------------------------------------------------------------------------
Undivided interest of 12.44% in joint repurchase agreement
(Principal Amount/Value $1,234,399,000, with a maturity value of
$1,234,508,724) with UBS Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $153,527,646 on 7/1/05, collateralized by Federal
Home Loan Mortgage Corp., 5.50%, 2/1/35, with a value of
$1,260,871,334 (Cost $153,514,000)                                    $    153,514,000   $  153,514,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $6,572,567,692)                             6,648,172,153

--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.2%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 3.48%, 9/15/05 17                               4,000,000        4,000,000
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.12% in joint repurchase agreement
(Principal Amount/Value $4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities, 3.48%, dated 6/30/05, to be repurchased at $4,681,418 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%, 1/15/18--4/1/42, with a value of
$4,160,000,001 17                                                            4,680,966        4,680,966
--------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.0%
American Express Credit Corp., 3.262%, 7/18/05 17                            3,079,521        3,079,521
                                                                                         ---------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $11,760,487)                                                                    11,760,487
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $6,584,328,179)                                105.4%   6,659,932,640
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (5.4)    (341,931,551)
                                                                      ----------------------------------
Net Assets                                                                       100.0%  $6,318,001,089
                                                                      ==================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
DEM      German Mark
DOP      Dominican Republic Peso
EGP      Egyptian Pounds
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
HUF      Hungarian Forint
ILS      Israeli Shekel
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
MYR      Malaysian Ringgit
NGN      Nigeria Naira
NZD      New Zealand Dollar
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
ROL      Romanian Leu


35              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

RUR      Russian Ruble
SEK      Swedish Krona
TRY      New Turkish Lira
UAH      Ukraine Hryvnia
ZAR      South African Rand

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $402,213,635, which represents 6.37% of the Fund's net assets, of which $6,119 is considered restricted. In addition, the Fund has restricted currency of $1,067,874, which represents 0.02% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4. Non-income producing security.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $35,478,177 or 0.56% of the Fund's net assets as of June 30, 2005.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $499,963,074 or 7.91% of the Fund's net assets as of June 30, 2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

10. Partial or fully-loaned security-- See accompanying Notes to Quarterly Statement of Investments.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $20,473,354. See accompanying Notes to Quarterly Statement of Investments.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Interest or dividend is paid-in-kind.

14. Received as the result of issuer reorganization.

15. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2005 amounts to $6,119. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES          GROSS        GROSS              SHARES
                       SEPTEMBER 30, 2004      ADDITIONS   REDUCTIONS       JUNE 30, 2005
-----------------------------------------------------------------------------------------
Prandium, Inc.                  1,019,757             --           --           1,019,757

                                                             DIVIDEND            REALIZED
                                                   VALUE       INCOME                LOSS
-----------------------------------------------------------------------------------------
Prandium, Inc.                                    $6,119         $ --         $11,979,881

16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

17. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $6,594,149,406
F                                                     ==============

Gross unrealized appreciation                         $ 369,949,082
Gross unrealized depreciation                          (304,165,848)
                                                      ------------
Net unrealized appreciation (depreciation)            $  65,783,234
                                                      ============


36              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer- supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 13.0% of the Fund's net assets and resulted in unrealized cumulative gains of $32,576,717.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis


37              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $558,582,370 of securities issued on a when-issued basis or forward commitment and sold $144,492,063 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed- income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $64,344,661, representing 1.02% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the


38              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                            CONTRACT
                                       EXPIRATION             AMOUNT         VALUATION AS OF          UNREALIZED          UNREALIZED
CONTRACT DESCRIPTION                        DATES             (000S)           JUNE 30, 2005        APPRECIATION        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                       2/2/06             34,420ARP         $ 11,667,451         $   232,235         $        --
Brazilian Real (BRR)               7/5/05-4/28/06            496,527BRR          201,357,780          30,071,465                  --
British Pound Sterling (GBP)               9/9/05              2,800GBP            5,004,663               6,383                  --
Canadian Dollar (CAD)                     9/27/05             17,650CAD           14,437,825              67,552                  --
Chiliean Peso (CLP)                       7/25/05          4,900,000CLP            8,478,730              11,476                  --
Czech Koruna (CZK)                        8/23/05            212,000CZK            5,838,404                  --             337,088
Euro (EUR)                                7/15/05              4,030EUR            4,879,704              20,612                  --
Hungary Forints (HUF)                     7/25/05          5,139,000HUF           25,118,723              88,281                  --
Indian Rupee (INR)               11/9/05-12/20/05            330,950INR            7,541,947             200,038                  --
Japanese Yen (JPY)              11/18/05-11/22/05         20,544,000JPY          187,954,888                  --           7,292,427
Mexican Nuevo Peso (MXN)                  7/25/05            271,800MXN           25,171,517             222,004                  --
Polish Zloty (PLZ)                        9/21/05             87,960PLZ           26,258,731                  --           2,097,168


39              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Russian Ruble (RUR)                      10/27/05            220,595RUR            7,672,626             115,415                  --
Slovakia Koruna (SKK)             8/12/05-12/5/05            919,460SKK           29,154,632             141,987             376,793
South African Rand (ZAR)          7/11/05-7/25/05            210,475ZAR           31,556,347             349,732             472,914
South Korean Won (KRW)            7/11/05-9/29/05         97,584,000KRW           94,292,813                  --           2,114,246
Thailand Baht (THB)                       8/31/05            297,500THB            7,189,464                  --             561,970
Turkish Lira (TRY)                 7/6/05-7/25/05             43,155TRY           32,214,835             742,024                  --
                                                                                                     -------------------------------
                                                                                                      32,269,204          13,252,606
                                                                                                     -------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                   12/5/05             83,100AUD           62,760,360                  --           1,100,160
British Pound Sterling (GBP)       11/9/05-3/8/06             74,800GBP          133,534,341           6,826,684                  --
Canadian Dollar (CAD)                     8/17/05             14,600CAD           11,929,568                  --             107,706
Colombian Peso (COP)              7/25/05-7/26/05         15,400,000COP            6,598,330              25,326                  --
Czech Koruna (CZK)                        7/25/05            616,200CZK           24,781,113             196,390                  --
Euro (EUR)                         7/11/05-3/8/06            388,255EUR          472,629,879          16,036,314              28,699
Japanese Yen (JPY)                 7/25/05-3/8/06          8,471,000JPY           77,184,590           2,404,991                  --
New Taiwan Dollar (TWD)                   7/25/05            783,000TWD           24,744,554             234,710                  --
New Zealand Dollar (NZD)                  9/27/05             20,270NZD           13,982,857             235,737                  --
Noregian Krone (NOK)                      7/25/05            161,100NOK           24,676,391             164,249                  --
Polish Zloty (PLZ)                         7/1/05             36,535PLZ           10,939,452                  --              80,473
Swiss Franc (CHF)                         7/25/05             31,150CHF           24,350,220             140,506                  --
Turkish Lira (TRY)                 7/25/05-2/8/06             57,277TRY           41,640,927                  --           2,564,750
                                                                                                     -------------------------------
                                                                                                      26,264,907           3,881,788
                                                                                                     -------------------------------
Total unrealized appreciation and depreciation                                                       $58,534,111         $17,134,394
                                                                                                     ===============================

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective


40              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                                 UNREALIZED
                                               EXPIRATION             NUMBER OF       VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION                                DATES             CONTRACTS         JUNE 30, 2005        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                         9/16/05                     5         $     699,243         $         856
Euro-Bundesobligation, 10 yr.                      9/8/05                   107            15,991,602                85,199
Hang Seng Stock Index (The)                       7/28/05                   116            10,604,350              (203,435)
Japan (Government of) Bonds, 10 yr.                9/7/05                    95            12,100,487             2,646,724
NASDAQ 100 Index                                  9/16/05                   670            20,140,200              (572,683)
Standard & Poor's ASX 200 Index                   9/15/05                   134            10,903,391               123,448
Standard & Poor's/MIB Index, 10 yr.               9/16/05                    53            10,395,207                (9,474)
United Kingdom Long Gilt                          9/28/05                    13             2,659,255                 9,857
U.S. Long Bonds                                   9/21/05                 2,139           254,006,250             3,167,809
U.S. Treasury Nts., 10 yr.                        9/21/05                 1,464           166,118,250               193,327
                                                                                                              --------------
                                                                                                                  5,441,628
                                                                                                              --------------
CONTRACTS TO SELL
CAC-40 10 Index                                   9/16/05                   195            10,027,985               (69,469)
FTSE 100 Index                                    9/16/05                   131            12,020,793               (74,506)
Japan (Government of) Bonds, 10 yr.                9/8/05                    36            45,831,755           (25,853,535)
Nikkei 225 Index                                   9/8/05                   243            25,327,563           (88,390,911)
Standard & Poor's 500 Index                       9/15/05                   356           106,399,500               452,565
Standard & Poor's/Toronto Stock
Exchange 60 Index                                 9/15/05                   121            10,984,019              (105,724)
U.S. Treasury Nts., 2 yr.                         9/30/05                 1,583           328,769,313                79,282



41              |               Oppenheimer Strategic Income Fund


Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

U.S. Treasury Nts., 5 yr.                         9/21/05                 2,043           222,463,547              (256,911)
                                                                                                              --------------
                                                                                                               (114,219,209)
                                                                                                              --------------
                                                                                                              $(108,777,581)
                                                                                                              ==============


OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2005 was as follows:

                                                      CALL OPTIONS                       PUT OPTIONS
                                -----------------------------------      ----------------------------
                                     PRINCIPAL/                           PRINCIPAL/
                                      NUMBER OF          AMOUNT OF         NUMBER OF       AMOUNT OF
                                      CONTRACTS           PREMIUMS         CONTRACTS        PREMIUMS
-----------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004               21,980,010,785        $ 1,608,916                --        $     --
Options written                          19,135             36,925         1,775,000          41,124
Options closed or expired       (21,980,029,920)        (1,645,841)       (1,775,000)        (41,124)
                                ---------------------------------------------------------------------
Options outstanding as of
June 30, 2005                                --        $        --                --        $     --
                                ====================================================================

TOTAL RETURN SWAP CONTRACTS
The Fund may enter into a total return swap transaction to maintain a total return on


42              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                                  PAID BY       RECEIVED BY
                             NOTIONAL         THE FUND AT       THE FUND AT     TERMINATION       UNREALIZED          UNREALIZED
SWAP COUNTERPARTY              AMOUNT       JUNE 30, 2005     JUNE 30, 2005           DATES     APPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
                                          One-Month LIBOR
UBS AG                    $  2,300,00         Minus 0.25%              1.51%        12/1/05         $  7,051            $     --
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):

                                                Six-Month
                            6,880,000           LIBOR BBA              5.10         1/14/15          466,381                  --

                                                Six-Month
                            6,880,000           LIBOR BBA              5.08         1/20/15          525,118                  --
--------------------------------------------------------------------------------------------------------------------------------
                                                Six-Month
Deutsche Bank AG           12,110,000           LIBOR BBA              5.46         5/13/15               --             452,272
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    $998,550            $452,272
                                                                                                    ============================

Index abbreviations are as follows:

LIBOR       London-Interbank Offered Rate
LIBOR BBA   London-Interbank Offered Rate British Bankers Association

INTEREST RATE SWAP CONTRACTS
The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                       RATE               RATE
                                                    PAID BY        RECEIVED BY                                           UNREALIZED
                             NOTIONAL           THE FUND AT        THE FUND AT           FLOATING    TERMINATION       APPRECIATION
SWAP COUNTERPARTY              AMOUNT         JUNE 30, 2005      JUNE 30, 2005         RATE INDEX          DATES     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------


43              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------


Citigroup Global Markets Holdings, Inc.:

                                                                                      Three-Month
                        9,874,000,000 KRW              3.51%              4.34%       KWCDC              2/17/10       $    129,366

                                                                                      Six-Month
                           10,790,000 PLZ              5.90               5.52        WIBO               3/24/10            124,562

                                                                                      Six-Month
                           17,264,000 PLZ              5.90               5.55        WIBO               3/24/10            206,303
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 10 yr.

                                                                                      Three-Month
                          125,000,000                  2.77               4.96        LIBOR BBA           5/6/14          6,395,000
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch)

                                                                                      Six-Month
                           28,415,000 PLZ              4.91               4.48        WIBO                7/1/10             23,001
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                                                                      Three-Month
                           23,210,000 CAD            3.0475            2.58714        CDOR               1/28/07            (68,903)

                                                                                      Three-Month
                           55,900,000 EUR             2.134               3.83        EURIBOR             3/8/15          3,694,362

                                                                                      Six-Month
                           45,080,000 EUR              2.16               2.47        EURIBOR            4/25/07             (8,891)

                                                                                      Six-Month
                            9,920,000 EUR             3.604               2.16        EURIBOR            4/25/15              7,316

                                                                                      Three-Month
                       10,124,000,000 KRW              3.50               4.24        KWCDC               3/4/10             84,281

                                                                                      Three-Month
                       10,124,000,000 KRW              3.50               4.31        KWCDC               3/4/10            113,897

                                                                                      Three-Month
                        8,100,000,000 KRW              3.50               4.27        KWCDC               3/4/10             77,586

                                                                                      Three-Month
                        8,100,000,000 KRW              3.50               4.27        KWCDC               3/4/10             77,586

                                                                                      Three-Month
                        4,050,000,000 KRW              3.50               4.28        KWCDC               3/4/10             40,486

                                                                                      Three-Month
                        8,800,000,000 KRW              3.51               3.80        KWCDC              5/24/10            (40,040)

                                                                                      Six-Month
                            6,630,000                  3.66               5.25        LIBOR              6/23/15           (188,075)

                                                                                      Three-Month
                           76,540,000                 4.816            2.95875        LIBOR BBA           3/8/15         (3,574,328)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.:

                          461,160,000 TWD              2.59              1.289        90-Day CPTW        8/19/09            (10,338)

                          609,375,000 INR              4.88              5.465        IRS                1/15/09            505,080
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 10 yr.

                                                                                      Three-Month
                           90,000,000               3.26813               5.32        LIBOR BBA          5/12/14          6,601,835
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:

                          113,503,095 BRR             19.73              17.18        BZDI                1/2/08            402,222

                           64,630,000 MXN              9.98              10.22        MXN TIIE           1/30/15            116,051


44              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                           56,850,000 MXN             10.01              10.43        MXN TIIE           5/29/15            169,990

                           56,850,000 MXN            10.015              10.30        MXN TIIE            6/1/15            124,803

                           90,300,000 MXN             10.03              10.01        MXN TIIE            6/4/10           (154,462)

                           90,300,000 MXN              9.86             10.015        MXN TIIE            6/7/10            (96,925)

                           91,790,000 MXN             10.03               9.83        MXN TIIE           6/10/10            (88,149)

                           57,060,000 MXN                10              10.70        MXN TIIE           6/14/15            121,430
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):

                           22,451,063 BRR             18.63                 18        BZDI                1/2/07             24,465

                            9,214,780 BRR             18.25              17.17        BZDI                1/2/08              7,600

                           11,262,510 BRR             18.25              17.17        BZDI                1/2/08              9,288

                           18,634,430 BRR             19.20              18.16        BZDI                1/2/08            228,364

                            4,542,460 BRR             18.69               16.8        BZDI                1/4/10             18,233

                            3,045,954 BRR             18.70              16.15        BZDI                1/4/10              4,309

                            3,943,250 BRR             18.70              16.25        BZDI                1/4/10             13,142

                           11,935,160 BRR             18.25              17.72        BZDI                1/2/07            (14,166)

                           67,120,000 MXN                10               10.7        MXN TIIE            5/8/15            310,631

                           86,020,000 MXN              9.98               9.74        MXN TIIE            1/5/10             55,291

                          172,040,000 MXN             10.02               9.84        MXN TIIE          12/31/09            169,358

                           29,500,000 MXN            10.015              10.85        MXN TIIE            3/5/15            164,098
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                                                                                      Six-Month
                        3,075,000,000 HUF              8.88                  7        LIBOR flat         7/14/08            540,333

                                                                                      28-Day MXN
                          112,070,000 MXN            10.035              10.88        TIIE              11/16/14            637,711

                                                                                      Three-Month
                          300,000,000                  4.59               3.06        BBA LIBOR          3/24/10         (8,953,107)

                                                                                      Three-Month
                          134,000,000                   2.7               3.89        LIBOR BBA          4/26/14          5,200,701

                                                                                      Three-Month
                           16,745,000                  3.19               4.94        LIBOR BBA          4/30/14            773,252

                                                                                      Three-Month
                           20,000,000                  4.24            3.16063        LIBOR              7/23/09           (336,652)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:

                           12,222,137 BRR             18.68              16.88        BZDI                1/2/08            (30,851)

                                                                                      Three-Month
                          253,000,000                  2.32               2.77        LIBOR flat        11/10/05          1,535,768

                                                                                      Three-Month
                           36,500,000 ZAR             9.936               8.14        JIBA               5/18/10            113,618
                                                                                                                       -------------
                                                                                                                       $ 15,256,432
                                                                                                                       =============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR           Brazilian Real

CAD           Canadian Dollar

EUR           Euro

HUF           Hungary Forints

INR           Indian Rupee

KRW           South Korean Won


45              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

MXN           Mexican Nuevo Peso

PLZ           Polish Zloty

TWD           New Taiwan Dollar

ZAR           South African Rand

Index abbreviations are as follows:

BZDI          Brazil Cetip Interbank Deposit Rate

CDOR          Canada Bankers Acceptances Rate

CPTW          Bloomberg Taiwan Secondary Commercial Papers

EURIBOR       Euro Interbank Offered Rate

IRS           India Swap Composites

JIBA          South Africa Johannesburg Interbank Agreed Rate

KWCDC         South Korean Won

LIBOR         London-Interbank Offered Rate

LIBOR BBA     London-Interbank Offered Rate British Bankers Association

MXN TIIE      Mexican Peso-Interbank Equilibrium Interest Rate

WIBO          Poland Warsaw Interbank Offer Bid Rate

CREDIT SWAP CONTRACTS
The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of June 30, 2005 is as follows:

                                                                 NOTIONAL AMOUNT              ANNUAL
                                                                     RECEIVED BY            INTEREST           UNREALIZED
                                                                   THE FUND UPON           RATE PAID         APPRECIATION
            COUNTERPARTY            REFERENCED DEBT OBLIGATION      CREDIT EVENT         BY THE FUND       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK
                             Russian Federation 5% Step-up
                             Bond                                    $54,470,000                1.09%       $    (174,102)
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                             Peru Government 8.75%
                             International Bond                       21,300,000                2.95             (897,011)

                             United Mexican States 11.375%
                             Bond                                     14,505,000                2.08             (791,136)


46              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York,
NY:
                             Kingdom of Jordan 6% Step-up Bond         4,350,000                2.00              (22,313)

                             Russian Federation 2.50% Step-up
                             Bond                                      8,060,000                2.40             (610,790)
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                             Brazil 12.25% Global Bond                29,440,000                6.15           (4,223,730)
                             General Motors 7.125% Bond                4,300,000                5.45             (268,062)
                             General Motors 7.125% Bond                8,700,000                4.40             (176,266)

                             Republic of Turkey 11.875% Bond           4,860,000                3.15             (174,207)
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                             Republic of Hungry 4.50% Bond            21,410,000                0.55             (423,407)

                             Turkey Government 11.875%
                             International Bond                       14,230,000                3.22              (74,404)
--------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch
                             Federal Republic of Brazil
                             12.25% Bond                              10,895,000                4.50             (719,393)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  (8,554,821)
                                                                                                            ==============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of June 30, 2005 is as follows:

                                                                                              ANNUAL
                                                                        NOTIONAL            INTEREST
                                                                  AMOUNT PAID BY                RATE           UNREALIZED
                                                                   THE FUND UPON         RECEIVED BY         APPRECIATION
            COUNTERPARTY          REFERENCED DEBT OBLIGATION        CREDIT EVENT            THE FUND       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK
                             Russian Federation 5% Step-up
                             Bond                                    $95,320,000                0.70%       $     154,946
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                             General Motors 7.125% Bond                4,300,000                9.80              836,212
                             General Motors 7.125% Bond                8,700,000                5.55             (332,827)
                             Republic of Turkey 11.875% Bond          10,710,000                1.87              144,137


47              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch
                             Federal Republic of Brazil
                             12.25% Bond                              26,300,000                3.80              862,068
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   1,664,536
                                                                                                            ==============

FOREIGN EXCHANGE VOLATILITY SWAP CONTRACTS
The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                          NOTIONAL
                                                         PRINCIPAL     EXPIRATION                      UNREALIZED
SWAP COUNTERPARTY           CURRENCY                        AMOUNT           DATE        PRICE       DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.   Mexican Nuevo Peso        $ 14,380,000       10/12/05        11.44MXN         $ 9,247
(The)

SWAPTION TRANSACTIONS
The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the period ended June 30, 2005 was as follows:

                                                      CALL SWAPTIONS                             PUT SWAPTIONS
                                  -----------------------------------       -----------------------------------
                                       NOTIONAL            AMOUNT OF             NOTIONAL            AMOUNT OF
                                         AMOUNT             PREMIUMS               AMOUNT             PREMIUMS
---------------------------------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004                $  74,945,000        $     741,585        $  94,160,000        $     439,416
Swaptions written                   312,450,000            2,038,223           94,160,000              325,223
Swaptions closed or expired        (305,345,000)          (2,480,516)        (188,320,000)            (764,639)
                                  -----------------------------------------------------------------------------
Swaptions outstanding as of
June 30, 2005                     $  82,050,000       $      299,292       $          --        $          --
                                  ============================================================================


48              |               Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of June 30, 2005, the Fund had entered into the following swaption contracts:

                            NOTIONAL         EXPIRATION      EXERCISE           PREMIUM
SWAPTIONS                     AMOUNT               DATE         PRICE          RECEIVED          VALUE
------------------------------------------------------------------------------------------------------
Deutsche Bank AG          82,050,000 AUD        8/10/05          5.78 AUD      $299,292       $602,521

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY
As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                                                                                                  UNREALIZED
                                       ACQUISITION                        VALUATION AS OF       APPRECIATION
SECURITY                                     DATES               COST       JUNE 30, 2005     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                     1/4/01       $      2,500        $         --       $     (2,500)
Prandium, Inc.                     3/18/99-3/22/99         11,986,000               6,119        (11,979,881)

CURRENCY
Argentine Peso (ARP)                       6/28/05          1,065,107           1,067,874              2,768
                                                         ----------------------------------------------------
                                                         $ 13,053,607        $  1,073,993       $(11,979,613)
                                                         ====================================================

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $206,148,608. Collateral of $210,202,565 was received for the loans, of which $11,760,487 was received in cash and subsequently invested in approved instruments.


49              |               Oppenheimer Strategic Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005